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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Loch Capital Management LLC
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   Address:      30 Federal Street, Boston, MA  02110
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Form 13F File Number: 28-11100
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Matthews
         -------------------------------
Title:   Chief Financial Officer
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Phone:   617-289-7604
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Signature, Place, and Date of Signing:

         /s/ David Matthews              Boston, MA      November 12, 2010
   -------------------------------    ----------------   -----------------
            [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: 141,886
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                           FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5     COLUMN 6 COLUMN 7       COLUMN 8
                                                              Value   Shares/  Sh/ Put/ Invstmt  Other      Voting Authority
NAME OF ISSUER                     TITLE OF CLASS CUSIP      (x1000)  Prn amt  Prn Call Discretn Mangers  Sole     Shared None
Acme Packet Inc.                   Common Stock   004764106  3,660.45  96,480. Sh       Sole               96,480.    0    0
Adc Dsl Systems Inc.               Common Stock   000886309  2,971.12 234,500. Sh       Sole              234,500.    0    0
Adobe Systems Incorporated         Common Stock   00724F101  2,371.81  90,700. Sh       Sole               90,700.    0    0
Alcatel-Lucent                     Common Stock   013904305    601.27 177,300. Sh       Sole              177,300.    0    0
American Tower Corp.               Common Stock   029912201  4,269.96  83,300. Sh       Sole               83,300.    0    0
Amkore Technology Inc.             Common Stock   031652100  1,220.05 185,700. Sh       Sole              185,700.    0    0
Analog Devices  Inc                Common Stock   032654105  3,536.53 112,700. Sh       Sole              112,700.    0    0
Apple Computer Inc                 ADRS           037833100 13,648.38  48,100. Sh       Sole               48,100.    0    0
Asml Holding N.V.                  Common Stock   N07059186  2,301.10  77,400. Sh       Sole               77,400.    0    0
At&T Inc.                          Common Stock   00206R102  3,377.66 118,100. Sh       Sole              118,100.    0    0
Atmel Corp.                        Common Stock   049513104    946.44 118,900. Sh       Sole              118,900.    0    0
Avago Technologies Ltd             Common Stock   Y0486S104  4,880.17 216,800. Sh       Sole              216,800.    0    0
Bmc Software Inc.                  Common Stock   055921100    963.42  23,800. Sh       Sole               23,800.    0    0
Cablevision Systems Corporation    Common Stock   12686C109  4,913.24 187,600. Sh       Sole              187,600.    0    0
Cbs Corporation                    Common Stock   124857202  1,792.18 113,000. Sh       Sole              113,000.    0    0
Centurytel  Inc.                   Common Stock   156700106  1,716.51  43,500. Sh       Sole               43,500.    0    0
Check Point Software Technologies
 Ltd.                              Common Stock   M22465104  2,452.15  66,400. Sh       Sole               66,400.    0    0
Comcast Corporation                Common Stock   20030N101  1,929.14 106,700. Sh       Sole              106,700.    0    0
Commscope Inc                      Common Stock   203372107  1,312.82  55,300. Sh       Sole               55,300.    0    0
Crown Castle International Corp.   Common Stock   228227104  4,247.23  96,200. Sh       Sole               96,200.    0    0
Cypress Semiconductor Corp.        Common Stock   232806109  2,727.34 216,800. Sh       Sole              216,800.    0    0
Formfactor Inc.                    Common Stock   346375108  1,417.13 164,783. Sh       Sole              164,783.    0    0
Google  Inc.                       Common Stock   38259P508  6,782.69  12,900. Sh       Sole               12,900.    0    0
Hewlett-Packard Company            Common Stock   428236103  3,025.94  71,800. Sh       Sole               71,800.    0    0
Linear Technology Corp.            Common Stock   535678106  2,418.45  78,700. Sh       Sole               78,700.    0    0
Macrovision Corp.                  Common Stock   779376102  1,945.83  38,600. Sh       Sole               38,600.    0    0
Marvell Technology Group Ltd.      Common Stock   G5876H105  4,831.01 275,900. Sh       Sole              275,900.    0    0
Monolithic Power Systems           Common Stock   609839105  1,167.59  71,500. Sh       Sole               71,500.    0    0
National Semiconductor Corporation Common Stock   637640103    583.59  45,700. Sh       Sole               45,700.    0    0
News Corporation                   Common Stock   65248E104  3,259.21 247,100. Sh       Sole              247,100.    0    0
Nvidia Corp.                       Common Stock   67066G104  2,786.16 238,500. Sh       Sole              238,500.    0    0
Oracle Corporation                 Common Stock   68389X105  1,643.22  61,200. Sh       Sole               61,200.    0    0
Pmc-Sierra Inc.                    Common Stock   69344F106    598.37  81,300. Sh       Sole               81,300.    0    0
Qlogic Corporation                 Common Stock   747277101  4,155.98 235,600. Sh       Sole              235,600.    0    0
Qualcomm  Incorporated             Common Stock   747525103  9,035.53 200,200. Sh       Sole              200,200.    0    0
Sba Communications Corp.           Common Stock   78388J106    947.05  23,500. Sh       Sole               23,500.    0    0
Seagate Technology                 Common Stock   G7945M107  3,698.53 314,100. Sh       Sole              314,100.    0    0
Sycamore Networks Inc              Common Stock   871206405  4,018.84 124,000. Sh       Sole              124,000.    0    0
Time Warner Cable Inc              Common Stock   88732J207  2,505.14  46,400. Sh       Sole               46,400.    0    0
Time Warner Inc.                   Common Stock   887317303  4,238.90 138,300. Sh       Sole              138,300.    0    0
Trina Solar Limited                Common Stock   89628E104  2,366.11  78,400. Sh       Sole               78,400.    0    0
Utstarcom Inc.                     Common Stock   918076100  1,155.31 532,400. Sh       Sole              532,400.    0    0
Varian Semiconductor Equipment
 Associates Inc.                   Common Stock   922207105  5,223.57 181,500. Sh       Sole              181,500.    0    0
Verigy Ltd.                        Common Stock   Y93691106  1,198.36 147,400. Sh       Sole              147,400.    0    0
Viacom Inc.                        Common Stock   92553P201  4,577.09 125,700. Sh       Sole              125,700.    0    0
Virgin Media Inc.                  Common Stock   92769L101  2,467.42 107,000. Sh       Sole              107,000.    0    0